Dec. 31, 2018
ALPS/Smith Short Duration Bond Fund

FINANCIAL INVESTORS TRUST

ALPS/SMITH TOTAL RETURN BOND FUND
ALPS/SMITH SHORT DURATION BOND FUND

SUPPLEMENT DATED DECEMBER 31, 2018
TO THE
SUMMARY PROSPECTUS AND PROSPECTUS, EACH DATED
JUNE 29, 2018, AS AMENDED

Summary Prospectus and Prospectus

Effective January 1, 2019, the sections entitled "FEES AND EXPENSES – Annual Fund Operating Expenses" and "FEES AND EXPENSES – Example" in the Summary Prospectus and in the Summary Sections of the Prospectus with respect to the ALPS/Smith Total Return Bond Fund are hereby deleted and replaced in their entirety with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Class A	Class C	Class I
Management Fees*	0.55%	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees	0.25%	0.25%	0.75%	None
Other Expenses(1)
Shareholder Services Fees	0.05%	0.05%	0.25%	None
Other Fund Expenses	0.25%	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses	1.10%	1.10%	1.80%	0.80%
Fee Waiver and Expense Reimbursement(2)	(0.13%)	(0.13%)	(0.13%)	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.97%	0.97%	1.67%	0.67%

*	The Contractual Management Fee is 0.545%.

(1)	Other expenses are based on estimated amounts for the Fund's first fiscal year.

(2)	ALPS Advisors, Inc. (the "Adviser") and Smith Capital Investors, LLC (the "Sub-Adviser") have agreed contractually to limit the amount of the Fund's total annual expenses, exclusive of Distribution and Service (12b-1) Fees, Shareholder Service Fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses, to 0.67% of the Fund's average daily net assets. This agreement (the "Expense Agreement") is in effect through February 28, 2020. The Adviser and the Sub-Adviser will be permitted to recapture, on a class-by-class basis, expenses they have borne through the Expense Agreement to the extent that the Fund's expenses in later periods fall below the annual rates set forth in this letter agreement or in previous letter agreements; provided however, that such recapture payments do not cause the Fund's expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not be obligated to pay any such deferred fees and expenses more than thirty-six months after the date on which the fees or expenses were deferred, as calculated monthly. The Adviser and the Sub-Adviser may not discontinue this waiver prior to February 28, 2020 without the approval of the Fund's Board of Trustees.

Example

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your cost would be:	1 Year	3 Years
Class A Shares	$644	$867
Class C Shares	$270	$554
Class I Shares	$68	$242
Investor Class	$99	$336
You would pay the following expenses if you did not redeem your shares:
Class C Shares	$170	$554

The expenses that would be paid for Investor Class, Class A, and Class I shares, if a shareholder did not redeem shares, would be the same. Descriptions of sales charge waivers and/or discounts for Class A Shares with respect to certain financial intermediaries are reproduced in "Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts" to this prospectus based on information provided by the financial intermediary.

Effective January 1, 2019, the sections entitled "FEES AND EXPENSES – Annual Fund Operating Expenses" and "FEES AND EXPENSES – Example" in the Summary Prospectus and in the Summary Sections of the Prospectus with respect to the ALPS/Smith Short Duration Bond Fund are hereby deleted and replaced in their entirety with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Class A	Class C	Class I
Management Fees*	0.37%	0.37%	0.37%	0.37%
Distribution and Service (12b-1) Fees	0.25%	0.25%	0.75%	None
Other Expenses(1)
Shareholder Services Fees	0.05%	0.05%	0.25%	None
Other Fund Expenses	0.25%	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses	0.92%	0.92%	1.62%	0.62%
Fee Waiver and Expense Reimbursement(2)	(0.13%)	(0.13%)	(0.13%)	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.79%	0.79%	1.49%	0.49%

*	The Contractual Management Fee is 0.545%.

(1)	Other expenses are based on estimated amounts for the Fund's first fiscal year.

(2)	ALPS Advisors, Inc. (the "Adviser") and Smith Capital Investors, LLC (the "Sub-Adviser") have agreed contractually to limit the amount of the Fund's total annual expenses, exclusive of Distribution and Service (12b-1) Fees, Shareholder Service Fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses, to 0.49% of the Fund's average daily net assets. This agreement (the "Expense Agreement") is in effect through February 28, 2020. The Adviser and the Sub-Adviser will be permitted to recapture, on a class-by-class basis, expenses they have borne through the Expense Agreement to the extent that the Fund's expenses in later periods fall below the annual rates set forth in this letter agreement or in previous letter agreements; provided however, that such recapture payments do not cause the Fund's expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not be obligated to pay any such deferred fees and expenses more than thirty-six months after the date on which the fees or expenses were deferred, as calculated monthly. The Adviser and the Sub-Adviser may not discontinue this waiver prior to February 28, 2020 without the approval of the Fund's Board of Trustees.

Example

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your cost would be:	1 Year	3 Years
Class A Shares	$626	$815
Class C Shares	$252	$498
Class I Shares	$50	$185
Investor Class	$81	$280
You would pay the following expenses if you did not redeem your shares:
Class C Shares	$152	$498

The expenses that would be paid for Investor Class, Class A, and Class I shares, if a shareholder did not redeem shares, would be the same. Descriptions of sales charge waivers and/or discounts for Class A Shares with respect to certain financial intermediaries are reproduced in "Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts" to this prospectus based on information provided by the financial intermediary.

Please retain this supplement with your Summary Prospectus and Prospectus.